Commitments and Contingencies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Commitments and Contingencies [Abstract]
Schedule of Leases Related Accounts

The balances of the operating and finance lease related accounts as of September 30, 2025 and December 31, 2024 are as follows (in thousands):

	September 30, 2025	December 31, 2024
Operating and Finance leases
Right-of-use assets	$463	$600
Operating lease liabilities – Short-term	$228	$169
Operating lease liabilities – Long-term	$329	$502
Finance lease liabilities – Short-term	$19	$17
Finance lease liabilities – Long-term	$3	$18

The components of lease expense and supplemental cash flow information as of and for the three and nine months ended September 30, 2025 and 2024 are as follows (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2025	2024	2025	2024
Lease Cost:
Operating lease cost	$55	$57	$171	$182

Other Information:
Cash paid for amounts included in the measurement of lease liabilities for the year ended	$72	$68	$240	$195
Weighted average remaining lease term – operating leases (in years)	2.3	3.3	2.3	3.3
Average discount rate – operating leases	10.00%	10.00%	10.00%	10.00%
Weighted average remaining lease term – financing leases (in years)	1.2	2.2	1.2	2.2
Average discount rate – financing leases	15.08%	15.08%	15.08%	15.08%

The balances of the lease related accounts as of December 31, 2024 and 2023 are as follows (in thousands):

Operating and Finance leases	As of December 31,
	2024	2023
Right-of-use assets	$600	$247
Operating lease liabilities – Short-term	$169	$203
Operating lease liabilities – Long-term	$502	$15
Finance lease liabilities – Short-term	$17	$14
Finance lease liabilities – Long-term	$18	$35

The components of lease expense and supplemental cash flow information as of and for the years ended December 31, 2024 and 2023 are as follows (in thousands):

	Year Ended December 31,
	2024	2023
Lease Cost:
Operating lease cost	$238	$261

Other Information:
Cash paid for amounts included in the measurement of lease liabilities for the year ended	$268	$243
Weighted average remaining lease term – operating leases (in years)	3.00	0.90
Average discount rate – operating leases	10.00%	10.00%
Weighted average remaining lease term – financing leases (in years)	2.10	3.00
Average discount rate – financing leases	15.08%	15.08%

Schedule of Future Minimum Lease Payments

Future minimum lease payments for the operating and finance leases are as follows as of September 30, 2025 (in thousands):

2025 remaining	$71
2026	290
2027	280
Total lease payments	641
Less: Interest	(62)
Total lease liabilities	$579
Future minimum lease payments are as follows as of December 31, 2024 (in thousands):
2025	$284
2026	290
2027	280
Total lease payments	854
Less: Interest	(147)
Total lease liabilities	$707